GOODWILL, INTANGIBLE, AND OTHER ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Aggregate amortization expense remaining, 2023	$ 18,600
Aggregate amortization expense remaining, 2024	18,600
Aggregate amortization expense remaining, 2025	18,600
Aggregate amortization expense remaining, 2026	16,800
Aggregate amortization expense remaining, 2027	15,400
Other current liabilities	26,166	$ 17,818
Buyer stock adjustment amount	0
Payments for investments	14,200	$ 7,600
W. D. Von Gonten Engineering LLC [Member]
Other current liabilities	$ 4,200